HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042	HV-5795 - PremierSolutions Standard (Series A)
333-72042	HV-6779 - PremierSolutions Standard (Series A-II)
333-72042	HV-6775 - PremierSolutions Cornerstone (Series II)
333-151805	HV-6776 - Premier Innovations(SM)
333-151805	HV-6778 - Premier Innovations(SM) (Series II)

Supplement dated November 12, 2010 to your Prospectus

SUB-ADVISER ADDITIONS

TEMPLETON GLOBAL OPPORTUNITIES TRUST – CLASS A

Effective upon shareholder approval at a meeting scheduled for January 7, 2011, in the section entitled “The Funds”, under the Investment Objective table, the information for the Templeton Global Opportunities Trust Sub-Account is deleted and replaced as follows:

Sub-Account	Investment Objective Summary	Investment Adviser/Sub- Adviser
RETAIL MUTUAL FUNDS:
Templeton Global Opportunities Trust – Class A	Seeks long-term growth of capital	Templeton Global Advisors Limited Sub-advised by Templeton Asset Management Ltd. and Franklin Templeton Investments (Asia) Limited

The Prospectus is amended to reflect the above change.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.